Expense Example - Global X Funds - Global X Space Tech ETF - Global X Space Tech ETF Class	Mar. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160